LONG-TERM INVESTMENTS, NET - Changes in the long term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
LONG-TERM INVESTMENTS, NET
Investments in equity method investees	¥ 430,292		¥ 689,929
Investments accounted for at fair values	6,480,322		2,060,849
Equity investments measured under measurement alternative and NAV practical expedient	1,232,735		164,785
Long-term held-to-maturity investments	1,081,167		224,752
Available-for-sale debt investments	7,813,655		0
Total long-term investments	¥ 17,038,171	$ 2,673,661	¥ 3,140,315